Notes payable	9 Months Ended
Sep. 30, 2013
Notes payable [Abstract]
Notes payable

Note 5 - Notes payable:

On October 1, 2009, the Company entered into a promissory note with an entity owned by a relative of a member in the amount of $300,000, whereby principal and all unpaid and accrued interest are due on demand. Interest accrues at a rate of 20%, half of the interest (interest at a rate of 10% per annum) shall be paid by THE ONE GROUP in eight consecutive quarterly fixed payments of interest only, in arrears, in the amount of $7,500 and all remaining interest shall be repaid in full when the note is settled. The loan is secured by a portion of THE ONE GROUP's interest in the following subsidiaries: a 10.14% ownership interest in JEC II, a 6.55% ownership interest in One Marks, a 5.19% ownership interest in Little West 12 th and a 4.63% ownership interest in One-LA. At September 30, 2013, December 31, 2012 and 2011, $300,000 remained outstanding under this note. This note is subordinate to the credit facility with the bank.

On October 1, 2009, THE ONE GROUP purchased the following membership units from a former member: 10.14% in JEC II, 6.55% in One Marks, 5.19% in Little West 12 th and 4.63% in One LA. The Company paid $400,000, of which $300,000 was paid in cash and $100,000 in the form of a note and issued warrants (See Note 13) to purchase up to 10,090 membership units of the Company at an exercise price of $22.94 per membership unit. Commencing in December 2009, quarterly payments of principal and interest in the amount of $5,656 are to accrue at an interest at a rate of 5% through September 2014. At September 30, 2013, December 31, 2012 and 2011, $20,000, $35,000 and $55,000 remained outstanding under this note, respectively.

On October 31, 2011, the Company entered into a credit facility with a bank to borrow up to $3,000,000. The credit facility is to accrue at an interest rate equal to the greater of prime plus 1.75% and 5.0% (5% at December 31, 2012) through April 30, 2014. In January 2013, the Company refinanced its credit facility with the bank to borrow up to $5,000,000. The credit facility is to accrue at an interest rate equal to the greater of prime plus 1.75% and 5.0% through April 30, 2015. The agreement contains certain financial and nonfinancial covenants. The Company obtained a waiver from the bank for all covenant violations. The Company could be in violation of a financial covenant prior to December 31, 2013 and therefore, this facility is classified as a current liability. The CEO of the Company has personally guaranteed this credit facility and in exchange the Company pays him an annual fee of 3% which for the nine months ended September 30, 2013 was $96,162 and for the years ended December 31, 2012 and 2011 was $57,651 and $6,075, respectively. The credit agreement is secured by substantially all of the assets of THE ONE GROUP, STK Atlanta, STK Vegas, One 29 Park Management, Heraea and Xi Shi Las Vegas and is guaranteed by a member. At September 30, 2013, December 31, 2012 and 2011, $4,905,556, $2,477,778 and $1,250,000 remained outstanding under this credit facility, respectively.

Minimum future payments on the notes payable in each of the years subsequent to December 31, 2012 are $2,797,778 in 2013 and $15,000 in 2014.

Interest expense recognized related to these notes amounted to $171,891, $30,507 and $32,625 for the years ended December 31, 2012, 2011 and 2010, respectively.